UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/02

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Management Company
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  28-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Chief Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     February 11, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $148,260 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abraxas Petroleum Corparation  common           003830106        0      176     X    SOLE                      176
McLeod USA                     common           582266706       43    50753     X    SOLE                    50753
Comdisco Hldg Co Inc Common    common           200334100    11356   145585     X    SOLE                   145585
Dianon Systems Inc.            common           252826102     7507   157354     X    SOLE                   157354
Panamerican Beverages          common           P74823108     4058   195292     X    SOLE                   195292
Ameripath Inc.                 common           03071D109     4368   203141     X    SOLE                   203141
Mariner Healthcare Inc.        common           56845X108     4167   661460     X    SOLE                   661460
Dade Behring Common            common           23342J206    11485   736198     X    SOLE                   736198
Household International        common           441815107    26729   961133     X    SOLE                   961133
Pharmacia Corp                 common           71713U102    76691  1834718     X    SOLE                  1834718
Halliburton Co. Jan 20         option           406216101       28      787     CALL SOLE                      787
Halliburton Co. Jan 22-1/2     option           406216101        4      787     CALL SOLE                      787
United Defense March 22.5      option           91018B104      220     1072     CALL SOLE                     1072
Kmart Jan 5 Put 04             option           482584109     1334     2899     PUT  SOLE                     2899
McLeod Warrants                warrant          582266110      270   770664     X    SOLE                   770664